UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3430
                                                      --------

                        OPPENHEIMER U.S. GOVERNMENT TRUST
                        ---------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: FEBRUARY 28, 2007
                                             -----------------

ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP FIVE HOLDINGS BY ISSUER
--------------------------------------------------------------------------------
Federal National Mortgage Assn.                                           57.4%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                                          21.8
--------------------------------------------------------------------------------
Government National Mortgage Assn.                                         1.6
--------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp.                                  1.2
--------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp.                                              1.1

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2007, and are based on the total market value of investments.

For up-to-date Top Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT ALLOCATION

Agency                                                                    67.6%
AAA                                                                       29.4
AA                                                                         0.3
A                                                                          0.4
Not Rated                                                                  2.3

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2007, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent S&P rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

--------------------------------------------------------------------------------


                     11 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 8/16/85. Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 7/21/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                     12 | OPPENHEIMER U.S. GOVERNMENT TRUST

CLASS Y shares of the Fund were first publicly offered on 5/18/98. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                     13 | OPPENHEIMER U.S. GOVERNMENT TRUST

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs


                     14 | OPPENHEIMER U.S. GOVERNMENT TRUST
only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                       BEGINNING   ENDING      EXPENSES
                       ACCOUNT     ACCOUNT     PAID DURING
                       VALUE       VALUE       6 MONTHS ENDED
                       (9/1/06)    (2/28/07)   FEBRUARY 28, 2007
--------------------------------------------------------------------------------
Class A Actual         $1,000.00   $1,035.80   $ 4.55
--------------------------------------------------------------------------------
Class A Hypothetical    1,000.00    1,020.33     4.52
--------------------------------------------------------------------------------
Class B Actual          1,000.00    1,030.90     8.34
--------------------------------------------------------------------------------
Class B Hypothetical    1,000.00    1,016.61     8.28
--------------------------------------------------------------------------------
Class C Actual          1,000.00    1,030.90     8.34
--------------------------------------------------------------------------------
Class C Hypothetical    1,000.00    1,016.61     8.28
--------------------------------------------------------------------------------
Class N Actual          1,000.00    1,033.50     5.81
--------------------------------------------------------------------------------
Class N Hypothetical    1,000.00    1,019.09     5.77
--------------------------------------------------------------------------------
Class Y Actual          1,000.00    1,036.10     3.08
--------------------------------------------------------------------------------
Class Y Hypothetical    1,000.00    1,021.77     3.06

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended February 28, 2007 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        0.90%
------------------------
Class B        1.65
------------------------
Class C        1.65
------------------------
Class N        1.15
------------------------
Class Y        0.61

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                     15 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  February 28, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                                 PRINCIPAL         VALUE
                                                                                    AMOUNT    SEE NOTE 1
--------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--5.5%
--------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 5.38%, 4/20/08 1                                       $ 1,350,000   $ 1,350,590
--------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.80%, 5/25/34 1                                         5,569,236     5,591,285
--------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through Certificates,
Series 2006-M3, Cl. A2B, 5.42%, 9/25/36 1,2                                      1,430,000     1,430,889
--------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2004-2, Automobile Asset-Backed
Securities, Series 2004-2, Cl. A3, 3.58%, 1/15/09                                4,780,000     4,741,896
--------------------------------------------------------------------------------------------------------
Conseco Finance Securitizations Corp., Manufactured Housing Contract
Sr. Sub. Pass-Through Certificates, Series 2000-4, Cl. M1, 8.73%, 5/1/32 3,4       416,254         4,708
--------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                      1,480,000     1,477,016
--------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed Certificates:
Series 2005-17, Cl. 1AF1, 5.52%, 5/25/36 1                                       1,311,019     1,311,921
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                        980,000       977,721
--------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts.,
Series 2000-A, Cl. B, 8/15/25 2,3,4                                              4,550,157        45,502
--------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3, 5.53%, 11/25/35 1                        6,310,000     6,316,239
--------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 5.41%, 7/25/36 1                         2,730,000     2,731,697
--------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through
Certificates, Series 2006-FF5, Cl. 2A1, 5.37%, 5/15/36 1                         1,238,641     1,239,473
--------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                         1,984,866     1,976,667
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                         1,818,135     1,812,565
--------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg. Pass-Through Certificates,
Series 2005-WMC6, Cl. A2B, 5.58%, 7/25/35 1                                      1,670,000     1,672,852
--------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-1, Mtg. Pass-Through
Certificates, Series 2005-1, Cl. AF2, 3.914%, 5/25/35 1,2                           55,140        55,140
--------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                            1,550,000     1,559,051
--------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-RS4, Cl. A1, 5.40%, 7/25/36 1                          1,289,176     1,290,056
--------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-KS7, Cl. A2, 5.42%, 9/25/36 1             3,420,000     3,422,616
--------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through
Certificates, Series 2006-2, Cl. A1, 5.38%, 4/25/36 1                            1,102,315     1,103,049
--------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Interest-Only Stripped Pass-Through
Certificates, Series 2002-AL1, Cl. AIO, 16.552%, 2/25/32 5                      16,940,481     2,835,991
--------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates,
Series 2002-AL1, Cl. B2, 3.45%, 2/25/32                                          3,790,691     3,387,467


                     16 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                                                                   PRINCIPAL          VALUE
                                                                                      AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-----------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust,
Home Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 5.42%, 7/25/36 1   $ 2,710,000   $  2,711,684
                                                                                               ------------
Total Asset-Backed Securities (Cost $52,699,139)                                                 49,046,075

-----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--85.8%
-----------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--72.6%
-----------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--70.9%
Fannie Mae Whole Loan, CMO Pass-Through Certificates,
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                                4,705,627      4,868,828
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 7/1/19                                                                      2,725,704      2,644,185
5%, 7/1/33-6/1/34                                                                 16,247,950     15,811,394
6%, 7/1/20-9/1/24                                                                 17,131,900     17,413,932
6.50%, 4/1/18-3/1/29                                                               7,293,711      7,480,527
7%, 8/1/16-3/1/32                                                                 10,750,353     11,123,062
7.50%, 9/1/12-4/1/36                                                               7,134,229      7,448,848
8%, 4/1/16                                                                         1,503,983      1,585,451
9%, 8/1/22-5/1/25                                                                    356,239        381,772
11.50%, 6/1/20-11/17/20                                                              283,166        312,811
12.50%, 7/1/19                                                                       102,168        112,161
13%, 8/1/15                                                                           87,079         96,009
14%, 1/1/11                                                                           31,208         35,130
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 2410, Cl. PF, 6.30%, 2/15/32 1                                              3,985,375      4,094,656
Series 2435, Cl. EQ, 6%, 5/15/31                                                   3,930,000      3,976,635
Series 2641, Cl. CE, 3.50%, 9/15/25                                                2,120,041      2,073,075
Series 2727, Cl. UA, 3.50%, 10/15/22                                               1,204,986      1,185,409
Series 2736, Cl. DB, 3.30%, 11/15/26                                               9,248,532      8,990,713
Series 2777, Cl. PJ, 4%, 5/15/24                                                   1,249,834      1,234,266
Series 2934, Cl. NA, 5%, 4/15/24                                                   3,228,478      3,222,118
Series 3057, Cl. LG, 5%, 10/15/35                                                  5,000,000      4,687,477
Series 3138, Cl. PA, 5.50%, 2/15/27                                               13,442,167     13,530,164
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1644, Cl. S, 5.846%, 12/15/23 1                                             4,842,285      4,917,027
Series 2006-11, Cl. PS, 5.06%, 3/25/36 1                                           1,609,355      1,616,522
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                2,758,451      2,844,041
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                1,875,230      1,917,536
Series 2080, Cl. Z, 6.50%, 8/15/28                                                 2,407,773      2,480,188
Series 2220, Cl. PD, 8%, 3/15/30                                                     421,905        447,701
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                1,134,187      1,168,683
Series 2344, Cl. FP, 6.27%, 8/15/31 1                                              1,370,393      1,403,046
Series 2368, Cl. PR, 6.50%, 10/15/31                                               4,588,131      4,754,004
Series 2387, Cl. PD, 6%, 4/15/30                                                     477,335        477,557
Series 2392, Cl. PV, 6%, 12/15/20                                                  9,187,361      9,239,849
Series 2412, Cl. GF, 6.27%, 2/15/32 1                                              3,317,944      3,405,627


                     17 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                        PRINCIPAL         VALUE
                                                                           AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates: Continued
Series 2427, Cl. ZM, 6.50%, 3/15/32                                  $  3,789,027   $  3,930,160
Series 2451, Cl. FD, 6.32%, 3/15/32 1                                   1,077,069      1,106,154
Series 2464, Cl. FI, 6.32%, 2/15/32 1                                   1,181,146      1,212,436
Series 2470, Cl. LF, 6.32%, 2/15/32 1                                   1,207,105      1,241,916
Series 2471, Cl. FD, 6.32%, 3/15/32 1                                   2,191,530      2,252,585
Series 2500, Cl. FD, 5.82%, 3/15/32 1                                     891,166        898,883
Series 2517, Cl. GF, 6.32%, 2/15/32 1                                     956,636        983,194
Series 2526, Cl. FE, 5.72%, 6/15/29 1                                   1,321,913      1,332,566
Series 2530, Cl. FD, 5.82%, 2/15/32 1                                   1,850,097      1,858,128
Series 2551, Cl. FD, 5.72%, 1/15/33 1                                   1,025,566      1,036,290
Series 2583, Cl. KA, 5.50%, 3/15/22                                       559,870        559,233
Series 2939, Cl. PE, 5%, 2/15/35                                        8,458,000      8,041,537
Series 3153, Cl. FJ, 5.70%, 5/15/36 1                                   1,622,308      1,627,848
------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Pass-Through Participation
Certificates, Series 151, Cl. F, 9%, 5/15/21                               92,465         92,270
------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 192, Cl. IO, 13.919%, 2/1/28 5                                     534,558        128,387
Series 195, Cl. IO, 7.387%, 4/1/28 5                                    7,369,384      1,724,420
Series 200, Cl. IO, 12.086%, 1/1/29 5                                     627,320        135,344
Series 2003-118, Cl. S, 9.368%, 12/25/33 5                              8,215,780        942,162
Series 2005-87, Cl. SG, 9.057%, 10/25/35 5                             12,604,996        750,021
Series 205, Cl. IO, 9.184%, 9/1/29 5                                    3,232,694        710,852
Series 206, Cl. IO, (13.962)%, 12/1/29 5                                  911,642        211,927
Series 2074, Cl. S, (0.429)%, 7/17/28 5                                   670,412         66,356
Series 2079, Cl. S, (0.821)%, 7/17/28 5                                 1,085,350        116,493
Series 2122, Cl. S, 4.387%, 2/15/29 5                                   4,918,928        433,744
Series 217, Cl. IO, 6.127%, 1/1/32 5                                    1,203,262        267,467
Series 224, Cl. IO, 8.337%, 3/1/33 5                                    2,668,908        582,174
Series 2304, Cl. SK, 3.734%, 6/15/29 5                                  4,501,406        334,251
Series 243, Cl. 6, 26.84%, 12/15/32 5                                   1,695,445        363,333
Series 2493, Cl. S, 4.513%, 9/15/29 5                                     956,485         84,057
Series 2526, Cl. SE, 1.268%, 6/15/29 5                                  1,750,800         90,384
Series 2819, Cl. S, (0.984)%, 6/15/34 5                                14,391,520      1,061,485
Series 2920, Cl. S, (3.822)%, 1/15/35 5                                 8,793,030        422,947
Series 3000, Cl. SE, (3.964)%, 7/15/25 5                               10,596,443        401,675
Series 3004, Cl. SB, 8.402%, 7/15/35 5                                 13,740,149        449,520
------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/18-12/1/20                                                  58,644,650     56,946,087
5%, 12/1/17-3/1/34                                                     67,330,823     66,176,837
5%, 3/1/22 6                                                            9,939,000      9,808,551
5.50%, 1/1/33-1/1/34                                                   34,196,438     34,019,097
5.50%, 3/1/22 6                                                         5,075,000      5,087,688
6%, 7/1/24-5/1/33                                                      28,492,032     28,881,444
6%, 3/1/22-11/1/32 6                                                   41,218,497     41,858,239
6.50%, 6/1/17-9/1/32                                                   35,725,474     36,690,342
7%, 11/1/17-3/1/36                                                     25,768,009     26,745,642


                     18 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                                                             PRINCIPAL          VALUE
                                                                                AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.: Continued
7.50%, 2/1/27-8/1/33                                                      $ 18,370,184   $ 19,199,775
8%, 12/1/22                                                                     57,911         61,135
8.50%, 7/1/32                                                                  149,582        161,118
11%, 7/1/16                                                                     51,568         56,918
11.50%, 11/1/15                                                                 48,432         53,330
13%, 11/1/12                                                                     3,889          3,982
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO Interest-Only
Stripped Mtg.-Backed Security, Trust 2001-T4, Cl. IO, 9.769%, 7/25/41 5      7,046,844        162,173
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust 2001-T6,
Cl. B, 6.088%, 5/25/11                                                      10,000,000     10,434,278
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1992-161, Cl. H, 7.50%, 9/25/22                                        8,087,591      8,566,118
Trust 1992-34, Cl. G, 8%, 3/25/22                                              123,013        124,638
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                       2,010,000      2,091,377
Trust 2001-42, Cl. QF, 6.30%, 9/25/31 1                                      5,510,112      5,648,598
Trust 2001-50, Cl. NE, 6%, 8/25/30                                             302,894        302,658
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                       4,324,703      4,433,429
Trust 2001-69, Cl. PF, 6.32%, 12/25/31 1                                     2,380,000      2,434,857
Trust 2001-70, Cl. LR, 6%, 9/25/30                                           2,010,903      2,015,175
Trust 2001-72, Cl. NH, 6%, 4/25/30                                              86,926         86,790
Trust 2001-74, Cl. PD, 6%, 5/25/30                                              61,675         61,543
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                        1,456,863      1,506,328
Trust 2002-29, Cl. F, 6.32%, 4/25/32 1                                       1,279,952      1,322,813
Trust 2002-52, Cl. FD, 5.82%, 9/25/32 1                                      1,189,989      1,195,836
Trust 2002-59, Cl. F, 5.72%, 9/25/32 1                                       3,365,650      3,400,952
Trust 2002-60, Cl. FH, 6.32%, 8/25/32 1                                      2,423,588      2,501,094
Trust 2002-64, Cl. FJ, 6.32%, 4/25/32 1                                        393,696        403,614
Trust 2002-68, Cl. FH, 5.82%, 10/18/32 1                                       795,103        807,406
Trust 2002-77, Cl. WF, 5.72%, 12/18/32 1                                     1,481,226      1,495,620
Trust 2002-9, Cl. PC, 6%, 3/25/17                                            3,546,376      3,619,388
Trust 2003-116, Cl. FA, 5.72%, 11/25/33 1                                      830,729        837,277
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                        3,128,000      3,103,695
Trust 2003-81, Cl. PW, 4%, 3/25/25                                           2,559,558      2,520,757
Trust 2003-84, Cl. AJ, 3%, 4/25/13                                           3,290,998      3,229,405
Trust 2003-84, Cl. PW, 3%, 6/25/22                                           2,873,698      2,831,807
Trust 2003-89, Cl. XF, 5.72%, 11/25/32 1                                     1,877,887      1,892,080
Trust 2004-101, Cl. BG, 5%, 1/25/20                                          4,060,000      4,004,837
Trust 2004-52, Cl. JR, 4.50%, 7/25/24                                        4,934,300      4,891,224
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                      2,490,000      2,429,474
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                        2,280,000      2,274,454
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                       6,910,000      6,953,199
Trust 2006-46, Cl. SW, 4.693%, 6/25/36 1                                     1,055,602      1,052,461
Trust 2006-50, Cl. KS, 4.693%, 6/25/36 1                                     3,569,676      3,506,956
Trust 2006-50, Cl. SA, 4.693%, 6/25/36 1                                     3,855,715      3,789,622
Trust 2006-50, Cl. SK, 4.693%, 6/25/36 1                                       157,915        155,146
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                        8,641,275      8,688,116


                     19 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------

                                                            PRINCIPAL          VALUE
                                                               AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 8.431%, 11/18/31 5                 $ 4,972,348   $    478,874
Trust 2001-63, Cl. SD, 1.731%, 12/18/31 5                   1,638,288        154,246
Trust 2001-68, Cl. SC, 1.17%, 11/25/31 5                    1,142,145        109,290
Trust 2001-81, Cl. S, 1.518%, 1/25/32 5                     1,130,870        110,822
Trust 2002-28, Cl. SA, 0.906%, 4/25/32 5                      909,733         80,847
Trust 2002-38, Cl. IO, (4.386)%, 4/25/32 5                  1,257,070         68,969
Trust 2002-39, Cl. SD, (2.517)%, 3/18/32 5                  1,328,602        113,057
Trust 2002-41, Cl. S, 12.264%, 7/25/32 5                    4,406,454        395,830
Trust 2002-48, Cl. S, (1.195)%, 7/25/32 5                   1,505,399        139,489
Trust 2002-52, Cl. SD, (2.705)%, 9/25/32 5                  1,189,989         99,922
Trust 2002-52, Cl. SL, 1.262%, 9/25/32 5                      931,133         89,145
Trust 2002-53, Cl. SK, (2.122)%, 4/25/32 5                    828,742         73,820
Trust 2002-56, Cl. SN, (0.192)%, 7/25/32 5                  2,057,015        197,336
Trust 2002-77, Cl. IS, 0.569%, 12/18/32 5                   2,141,675        187,669
Trust 2002-77, Cl. SH, 1.955%, 12/18/32 5                   1,359,786        129,648
Trust 2002-9, Cl. MS, 1.252%, 3/25/32 5                     1,686,363        157,248
Trust 2003-33, Cl. SP, 11.392%, 5/25/33 5                   4,179,495        508,334
Trust 2003-4, Cl. S, 7.019%, 2/25/33 5                      2,704,220        301,520
Trust 2005-40, Cl. SB, (1.492)%, 5/25/35 5                  6,074,972        308,853
Trust 2005-71, Cl. SA, 3.125%, 8/25/25 5                    6,675,747        373,617
Trust 2006-119, Cl. MS, 7.877%, 12/25/36 5                  6,610,219        395,606
Trust 2006-33, Cl. SP, 13.172%, 5/25/36 5                   6,632,093        555,170
Trust 221, Cl. 2, 11.623%, 5/1/23 5                         2,682,843        628,198
Trust 240, Cl. 2, 19.998%, 9/1/23 5                         1,800,526        400,623
Trust 252, Cl. 2, 11.965%, 11/1/23 5                        1,267,038        299,871
Trust 303, Cl. IO, 10.825%, 11/1/29 5                         942,537        221,711
Trust 321, Cl. 2, 11.32%, 4/1/32 5                          4,354,851        983,998
Trust 322, Cl. 2, 14.494%, 4/1/32 5                         1,433,911        315,756
Trust 324, Cl. 2, 4.338%, 7/1/32 5                          3,373,414        745,059
Trust 329, Cl. 2, 9.456%, 1/1/33 5                          2,477,534        550,703
Trust 334, Cl. 12, 5.395%, 2/1/33 5                         6,770,758      1,533,561
Trust 340, Cl. 2, 7.097%, 9/1/33 5                          1,840,407        430,798
Trust 342, Cl. 2, 6.718%, 9/1/33 5                          5,657,488      1,258,709
Trust 344, Cl. 2, 4.786%, 12/1/33 5                         4,456,887        990,952
Trust 346, Cl. 2, 12.532%, 12/1/33 5                        6,440,640      1,421,790
Trust 362, Cl. 12, 5.516%, 8/1/35 5                         3,193,368        663,190
Trust 362, Cl. 13, 5.539%, 8/1/35 5                         1,773,048        359,943
Trust 364, Cl. 15, 9.813%, 9/1/35 5                         4,886,273      1,028,414
------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only
Stripped Mtg.-Backed Security:
Trust 327, Cl. 1, 7.422%, 9/1/32 7                            945,574        756,616
Trust 340, Cl. 1, 5.518%, 9/1/33 7                          1,840,407      1,363,909
                                                                        ------------
                                                                         631,939,096


                     20 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                                                              PRINCIPAL          VALUE
                                                                                 AMOUNT      SEE NOTE 1
-------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--1.7%
Government National Mortgage Assn.:
5.375%, 4/20/17 1                                                           $    35,231   $     35,335
6.50%, 11/15/23-12/15/23                                                        134,077        137,984
7%, 1/15/28-1/20/30                                                             868,886        905,295
7.50%, 2/15/22-11/15/26                                                         676,525        705,976
8%, 9/15/07-8/15/28                                                             169,865        179,770
8.25%, 4/15/08                                                                    1,628          1,658
8.50%, 8/15/17-12/15/17                                                         630,706        670,054
9%, 9/15/08-5/15/09                                                               3,330          3,428
9.50%, 7/15/18-12/15/19                                                          41,804         45,682
10%, 8/15/17-8/15/19                                                             81,822         91,306
10.50%, 8/15/13-5/15/21                                                         370,490        414,237
11%, 10/20/19-7/20/20                                                           322,320        357,758
11.50%, 2/15/13                                                                  10,911         11,973
12%, 12/15/12-3/15/14                                                             5,960          6,777
12.50%, 1/15/14-11/15/14                                                         68,201         76,208
13%, 4/15/11                                                                      7,646          8,535
13.50%, 5/15/11-1/15/13                                                           8,816          9,973
14%, 6/15/11                                                                      3,560          4,030
-------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                           7,858,063      8,482,644
Series 2000-12, Cl. ZA, 8%, 2/16/30                                           2,117,876      2,285,096
-------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-19, Cl. SB, (0.701)%, 7/16/28 5                                   2,182,916        222,402
Series 1998-6, Cl. SA, 0.16%, 3/16/28 5                                       1,332,370        127,990
Series 2006-47, Cl. SA, 15.158%, 8/16/36 5                                    7,755,752        449,346
                                                                                          -------------
                                                                                            15,233,457

-------------------------------------------------------------------------------------------------------
NON-AGENCY--13.2%
-------------------------------------------------------------------------------------------------------
COMMERCIAL--11.7%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates,
Series 1996-MD6, Cl. A2, 7.497%, 11/13/29 1                                   3,000,000      3,037,217
-------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                          4,590,000      4,508,501
-------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                        3,552,936      3,652,665
-------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                        2,816,269      2,843,992
Series 2005-E, Cl. 2A2, 4.973%, 6/25/35 1                                       193,550        193,153
-------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 6.695%, 6/22/24 5               37,443,800      1,484,913
-------------------------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1B, 5.42%, 8/25/08 1,2                                    1,997,076      1,998,982
-------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 2001-SPGA, Cl. B, 6.662%, 8/13/18                       10,767,000     11,445,265


                     21 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL           VALUE
                                                                                      AMOUNT      SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg.
Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                         $ 2,744,553   $   2,741,208
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                            1,223,626       1,223,483
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                         4,145,422       4,139,114
-------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35     1,457,831       1,472,543
-------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations,
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                            2,610,000       2,592,320
-------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                   793,787         795,329
-------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                           2,960,000       2,964,587
Series 2007-GG9, Cl. A2, 5.381%, 7/10/12 6                                         3,300,000       3,316,424
-------------------------------------------------------------------------------------------------------------
Heller Financial Commercial Mortgage Asset Corp., Interest-Only
Commercial Mtg. Obligations, Series 2000-PH1, Cl. X, 9.329%, 1/17/34 5           158,990,879       2,042,142
-------------------------------------------------------------------------------------------------------------
JP Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                               9,282,365       9,794,252
-------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                          1,120,000       1,102,839
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                          3,790,000       3,752,921
-------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                            3,140,000       3,126,039
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                            3,680,000       3,715,650
-------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO,
Series 2002-GE1, Cl. A, 2.514%, 7/26/24 2                                            500,982         316,636
-------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                               3,910,055       3,922,192
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                            1,616,880       1,604,242
-------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                              1,016,479       1,028,468
-------------------------------------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 2001-C1, Cl. A2, 6.36%, 3/12/34                                            10,000,000      10,431,012
-------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15         8,181,000       8,745,612
-------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                 988,942         989,328
-------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                3,742,174       3,736,359
-------------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates Series 2005-AR5 Trust,
Series 2005-AR5, Cl. A1, 4.674%, 5/25/35 1                                         1,272,315       1,271,433
                                                                                               --------------
                                                                                                 103,988,821


                     22 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                                                                PRINCIPAL           VALUE
                                                                                   AMOUNT      SEE NOTE 1
----------------------------------------------------------------------------------------------------------
OTHER--0.4%
JP Morgan Mortgage Trust, CMO Pass-Through Certificates,
Series 2005-S2, Cl. 3A1, 6.716%, 2/25/32 1                                   $  3,180,456   $   3,234,598
----------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates Series 2005-AR8 Trust,
Series 2005-AR8, Cl. 2AB1, 5.57%, 7/25/45 1                                       736,913         737,398
                                                                                            --------------
                                                                                                3,971,996

----------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.1%
Countrywide Alternative Loan Trust, CMO,
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                         6,296,284       6,377,940
----------------------------------------------------------------------------------------------------------
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg. Obligations,
Series 2001-1, Cl. B, 6.64%, 4/15/18                                            2,500,000       2,511,013
----------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security,
Series 1995-2B, Cl. 2IO, 6.315%, 6/15/25 5                                     10,006,321         228,375
----------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Loan Trust, Mtg. Pass-Through
Certificates,
Series 2000-1, Cl. M3, 7.07%, 1/25/40 1                                           570,476         570,833
                                                                                            --------------
                                                                                                9,688,161
                                                                                            --------------
Total Mortgage-Backed Obligations (Cost $762,783,794)                                         764,821,531

----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--14.7%
----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts., 5.25%, 7/18/11 8                 31,535,000      32,097,017
----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
5%, 10/15/11                                                                    9,800,000       9,880,879
6%, 5/15/11                                                                    10,372,000      10,844,393
7.25%, 1/15/10                                                                 61,478,000      65,499,878
----------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Bonds, Residual Funding STRIPS, 5.921%, 1/15/21 9     25,656,000      13,005,026
                                                                                            --------------
Total U.S. Government Obligations (Cost $129,526,246)                                         131,327,193

----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $945,009,179)                                     106.0%    945,194,799
----------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                (6.0)    (53,853,476)
                                                                             -----------------------------

NET ASSETS                                                                          100.0%  $ 891,341,323
                                                                             =============================


                     23 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of February 28, 2007 was $3,847,149, which represents 0.43% of the Fund's net assets. See
Note 6 of accompanying Notes.

3. Issue is in default. See Note 1 of accompanying Notes.

4. Non-income producing security.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $33,692,919 or 3.78% of the Fund's net assets as of February 28, 2007.

6. When-issued security or forward commitment to be delivered and settled after February 28, 2007. See Note 1 of accompanying Notes.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $2,120,525 or 0.24% of the Fund's net assets as of February 28, 2007.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $3,053,466. See Note 5 of accompanying Notes.

9. Zero coupon bond reflects effective yield on the date of purchase.

Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. There were no affiliate securities held by the Fund as of February 28, 2007. Transactions during the period in which the issuer was an affiliate are as follows:

                                                        SHARES                                 SHARES
                                                    AUGUST 31,        GROSS       GROSS  FEBRUARY 28,
                                                          2006    ADDITIONS  REDUCTIONS          2007
------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E          --   24,240,144  24,240,144            --

                                                                                             DIVIDEND
                                                                                               INCOME
------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                       $      3,190

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     24 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

February 28, 2007
---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
Investments, at value (cost $945,009,179)--see accompanying statement of investments           $   945,194,799
---------------------------------------------------------------------------------------------------------------
Cash                                                                                                 2,937,627
---------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and principal paydowns                                                                      4,794,392
Shares of beneficial interest sold                                                                   1,692,006
Other                                                                                                   77,611
                                                                                               ----------------
Total assets                                                                                       954,696,435

---------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $58,624,908 purchased on a when-issued basis
or forward commitment)                                                                              58,640,244
Shares of beneficial interest redeemed                                                               2,883,686
Futures margins                                                                                        560,892
Dividends                                                                                              428,133
Distribution and service plan fees                                                                     339,024
Trustees' compensation                                                                                 207,401
Transfer and shareholder servicing agent fees                                                          151,507
Shareholder communications                                                                             105,252
Other                                                                                                   38,973
                                                                                               ----------------
Total liabilities                                                                                   63,355,112

---------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                     $   891,341,323
                                                                                               ================

---------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                     $        93,991
---------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                         915,906,275
---------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                     (4,231,717)
---------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                       (21,763,113)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                           1,335,887
                                                                                               ----------------
NET ASSETS                                                                                     $   891,341,323
                                                                                               ================


                     25 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $582,250,066 and
61,384,716 shares of beneficial interest outstanding)                                                    $9.49
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)          $9.96
---------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $135,712,740 and 14,326,137 shares
of beneficial interest outstanding)                                                                      $9.47
---------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $96,309,210 and 10,170,008 shares
of beneficial interest outstanding)                                                                      $9.47
---------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $38,274,506 and 4,035,776 shares
of beneficial interest outstanding)                                                                      $9.48
---------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$38,794,801 and 4,074,487 shares of beneficial interest outstanding)                                     $9.52

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     26 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 28, 2007
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 24,366,621
--------------------------------------------------------------------------------
Fee income                                                              126,143
--------------------------------------------------------------------------------
Dividends from affiliated companies                                       3,190
--------------------------------------------------------------------------------
Other income                                                             27,793
                                                                   -------------
Total investment income                                              24,523,747

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       2,520,809
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 709,899
Class B                                                                 713,552
Class C                                                                 484,187
Class N                                                                  94,999
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 619,277
Class B                                                                 185,276
Class C                                                                 115,038
Class N                                                                  79,589
Class Y                                                                   5,074
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  62,117
Class B                                                                  26,618
Class C                                                                  11,558
Class N                                                                   2,331
--------------------------------------------------------------------------------
Trustees' compensation                                                   29,964
--------------------------------------------------------------------------------
Custodian fees and expenses                                               2,773
--------------------------------------------------------------------------------
Other                                                                    34,697
                                                                   -------------
Total expenses                                                        5,697,758
Less reduction to custodian expenses                                     (1,908)
Less waivers and reimbursements of expenses                            (768,756)
                                                                   -------------
Net expenses                                                          4,927,094

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                19,596,653


                     27 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                        $   (597,544)
Closing and expiration of futures contracts                           2,068,832
Swap contracts                                                           (8,635)
                                                                   -------------
Net realized gain                                                     1,462,653
--------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                           8,549,041
Futures contracts                                                       542,517
Swap contracts                                                           19,744
                                                                   -------------
Net change in unrealized appreciation                                 9,111,302

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 30,170,608
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     28 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   SIX MONTHS               YEAR
                                                                        ENDED              ENDED
                                                            FEBRUARY 28, 2007         AUGUST 31,
                                                                  (UNAUDITED)               2006
-------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment income                                         $    19,596,653    $    38,318,122
-------------------------------------------------------------------------------------------------
Net realized gain (loss)                                            1,462,653        (10,247,094)
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                9,111,302        (21,006,313)
                                                              -----------------------------------
Net increase in net assets resulting from operations               30,170,608          7,064,715

-------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                           (15,781,578)       (28,474,486)
Class B                                                            (3,309,268)        (6,781,036)
Class C                                                            (2,248,234)        (4,072,710)
Class N                                                              (975,146)        (1,700,449)
Class Y                                                              (917,426)          (589,439)
                                                              -----------------------------------
                                                                  (23,231,652)       (41,618,120)

-------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                           (18,541,472)       (42,850,282)
Class B                                                           (19,102,718)       (48,959,213)
Class C                                                            (5,067,942)       (13,297,248)
Class N                                                            (1,029,394)          (763,357)
Class Y                                                            17,327,373         18,992,362
                                                              -----------------------------------
                                                                  (26,414,153)       (86,877,738)

-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------
Total decrease                                                    (19,475,197)      (121,431,143)
-------------------------------------------------------------------------------------------------
Beginning of period                                               910,816,520      1,032,247,663
                                                              -----------------------------------

End of period (including accumulated net investment
loss of $4,231,717 and $596,718, respectively)                $   891,341,323    $   910,816,520
                                                              ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     29 | OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   SIX MONTHS                                                                 YEAR
                                                        ENDED                                                                ENDED
                                            FEBRUARY 28, 2007                                                           AUGUST 31,
CLASS A                                           (UNAUDITED)          2006         2005           2004          2003         2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     9.41     $    9.74     $    9.89     $    9.76     $    9.88    $    9.52
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .21 1         .40 1         .40 1         .38           .28          .54
Net realized and unrealized gain (loss)                   .12          (.30)           --           .14          (.10)         .36
                                                   --------------------------------------------------------------------------------
Total from investment operations                          .33           .10           .40           .52           .18          .90
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                     (.25)         (.43)         (.42)         (.37)         (.28)        (.54)
Distributions from net realized gain                       --            --          (.11)         (.02)         (.02)          --
Tax return of capital distribution                         --            --          (.02)           --            --           --
                                                   --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.25)         (.43)         (.55)         (.39)         (.30)        (.54)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $     9.49     $    9.41     $    9.74     $    9.89     $    9.76    $    9.88
                                                   ================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      3.58%         1.16%          4.15%         5.47%         1.85%        9.75%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $  582,250     $ 596,294     $ 661,163     $ 702,064     $ 830,310    $ 853,671
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $  590,197     $ 618,102     $ 670,487     $ 746,658     $ 906,353    $ 679,657
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    4.58%         4.26%         4.07%         3.80%         2.85%        5.57%
Total expenses                                           1.05% 4       1.05%         1.06%         1.06%         1.01%        1.06%
Expenses after payments and waivers
and reduction to custodian expenses                      0.90%         0.90%         0.90%         0.98%         1.01%        1.06%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    29% 5         74% 5         95% 5         84% 5         72%         121%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended February 28, 2007      1.05%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                           PURCHASE TRANSACTIONS    SALE TRANSACTIONS
      ---------------------------------------------------------------------------------
      Six Months Ended February 28, 2007         $   757,945,130       $   826,065,267
      Year Ended August 31, 2006                   3,476,956,717         3,692,200,123
      Year Ended August 31, 2005                   5,959,020,148         6,246,681,163
      Year Ended August 31, 2004                   5,578,633,006         5,998,603,295

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     30 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                                   SIX MONTHS                                                                 YEAR
                                                        ENDED                                                                ENDED
                                            FEBRUARY 28, 2007                                                           AUGUST 31,
CLASS B                                           (UNAUDITED)          2006          2005          2004          2003         2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     9.40     $    9.73     $    9.88     $    9.75     $    9.87   $     9.51
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .18 1         .33 1         .32 1         .31           .21          .46
Net realized and unrealized gain (loss)                   .11          (.30)          .01           .14          (.10)         .36
                                                   --------------------------------------------------------------------------------
Total from investment operations                          .29           .03           .33           .45           .11          .82
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                     (.22)         (.36)         (.35)         (.30)         (.21)        (.46)
Distributions from net realized gain                       --            --          (.11)         (.02)         (.02)          --
Tax return of capital distribution                         --            --          (.02)           --            --           --
                                                   --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.22)         (.36)         (.48)         (.32)         (.23)        (.46)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $     9.47     $    9.40     $    9.73        $ 9.88     $     9.75  $     9.87
                                                   ================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       3.09%         0.41%         3.37%         4.67%         1.07%        8.93%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $  135,713     $ 153,681     $ 209,494     $ 261,065     $ 370,984   $  393,355
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $  143,981     $ 175,707     $ 231,801     $ 301,926     $ 431,102   $  266,559
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    3.83%         3.50%         3.33%         3.01%         2.08%        4.74%
Total expenses                                           1.87% 4       1.86%         1.84%         1.86%         1.78%        1.82%
Expenses after payments and waivers and
reduction to custodian expenses                          1.65%         1.65%         1.65%         1.76%         1.78%        1.82%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    29% 5         74% 5         95% 5         84% 5         72%         121%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended February 28, 2007      1.87%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                           PURCHASE TRANSACTIONS     SALE TRANSACTIONS
      --------------------------------------------------------------------------------
      Six Months Ended February 28, 2007         $   757,945,130       $   826,065,267
      Year Ended August 31, 2006                   3,476,956,717         3,692,200,123
      Year Ended August 31, 2005                   5,959,020,148         6,246,681,163
      Year Ended August 31, 2004                   5,578,633,006         5,998,603,295

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     31 | OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                  SIX MONTHS                                                                  YEAR
                                                        ENDED                                                                ENDED
                                            FEBRUARY 28, 2007                                                           AUGUST 31,
CLASS C                                           (UNAUDITED)          2006          2005          2004          2003         2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     9.40     $    9.72     $    9.88     $    9.75     $    9.87   $     9.50
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .18 1         .33 1         .32 1         .31           .21          .46
Net realized and unrealized gain (loss)                   .11          (.29)           --           .14          (.10)         .37
                                                   --------------------------------------------------------------------------------
Total from investment operations                          .29           .04           .32           .45           .11          .83
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                     (.22)         (.36)         (.35)         (.30)         (.21)        (.46)
Distributions from net realized gain                       --            --          (.11)         (.02)         (.02)          --
Tax return of capital distribution                         --            --          (.02)           --            --           --
                                                   --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.22)         (.36)         (.48)         (.32)         (.23)        (.46)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $     9.47     $    9.40     $    9.72        $ 9.88     $    9.75   $     9.87
                                                   ================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       3.09%         0.51%         3.27%         4.69%         1.12%        9.05%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $   96,309     $ 100,630     $ 117,783     $ 137,480     $ 192,496   $  205,349
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $   97,741     $ 105,608     $ 122,062     $ 156,925     $ 216,954   $  144,852
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    3.83%         3.51%         3.33%         3.04%         2.13%        4.76%
Total expenses                                           1.84% 4       1.83%         1.82%         1.81%         1.74%        1.81%
Expenses after payments and waivers and
reduction to custodian expenses                          1.65%         1.65%         1.65%         1.74%         1.74%        1.81%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    29% 5         74% 5         95% 5         84% 5         72%         121%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended February 28, 2007      1.84%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                             PURCHASE TRANSACTIONS      SALE TRANSACTIONS
      -----------------------------------------------------------------------------------
      Six Months Ended February 28, 2007           $   757,945,130      $     826,065,267
      Year Ended August 31, 2006                     3,476,956,717          3,692,200,123
      Year Ended August 31, 2005                     5,959,020,148          6,246,681,163
      Year Ended August 31, 2004                     5,578,633,006          5,998,603,295

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     32 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                                  SIX MONTHS                                                                  YEAR
                                                        ENDED                                                                ENDED
                                            FEBRUARY 28, 2007                                                           AUGUST 31,
CLASS N                                           (UNAUDITED)          2006          2005          2004          2003         2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     9.41     $    9.74     $    9.89     $    9.76     $    9.88   $     9.52
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                     .20 1         .38 1         .37 1         .34           .24          .50
Net realized and unrealized gain (loss)                   .11          (.30)           --           .15          (.10)         .39
                                                   --------------------------------------------------------------------------------
Total from investment operations                          .31           .08           .37           .49           .14          .89
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                     (.24)         (.41)         (.39)         (.34)         (.24)        (.53)
Distributions from net realized gain                       --            --          (.11)         (.02)         (.02)          --
Tax return of capital distribution                         --           --          (.02)            --            --           --
                                                   --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.24)         (.41)         (.52)         (.36)         (.26)        (.53)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $     9.48     $    9.41     $    9.74        $ 9.89     $    9.76   $     9.88
                                                   ================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       3.35%         0.91%         3.89%         5.13%         1.45%        9.62%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $   38,274     $  38,997     $  41,127       $34,067     $  25,947   $   13,453
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $   38,385     $  39,069     $  38,200       $29,034     $  22,027   $    6,092
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets 3
Net investment income                                    4.33%         4.01%         3.82%         3.52%         2.41%        5.21%
Total expenses                                           1.51% 4       1.51%         1.53%         1.59%         1.52%        1.31%
Expenses after payments and waivers and
reduction to custodian expenses                          1.15%         1.15%         1.15%         1.29%         1.42%        1.31%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    29% 5         74% 5         95% 5         84% 5         72%         121%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended February 28, 2007      1.51%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows

                                           PURCHASE TRANSACTIONS     SALE TRANSACTIONS
      --------------------------------------------------------------------------------
      Six Months Ended February 28, 2007         $    757,945,130     $    826,065,267
      Year Ended August 31, 2006                    3,476,956,717        3,692,200,123
      Year Ended August 31, 2005                    5,959,020,148        6,246,681,163
      Year Ended August 31, 2004                    5,578,633,006        5,998,603,295

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     33 | OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                   SIX MONTHS                                                                 YEAR
                                                        ENDED                                                                ENDED
                                            FEBRUARY 28, 2007                                                           AUGUST 31,
CLASS Y                                           (UNAUDITED)          2006          2005          2004          2003         2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     9.45     $    9.74     $    9.89     $    9.76     $    9.88   $     9.52
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .23 1         .43 1         .43 1         .42           .33          .56
Net realized and unrealized gain (loss)                   .11          (.27)           --           .14          (.10)         .36
                                                   --------------------------------------------------------------------------------
Total from investment operations                          .34           .16           .43           .56           .23          .92
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                     (.27)         (.45)         (.45)         (.41)         (.33)        (.56)
Distributions from net realized gain                       --            --          (.11)         (.02)         (.02)          --
Tax return of capital distribution                         --            --          (.02)           --             --          --
                                                   --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.27)         (.45)         (.58)         (.43)         (.35)        (.56)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $     9.52     $    9.45        $ 9.74     $    9.89     $    9.76   $     9.88
                                                   ================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       3.61%         1.75%         4.48%         5.88%         2.37%       10.05%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $   38,795     $  21,215     $   2,681     $   2,354     $   2,602   $    2,861
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $   32,274     $  12,688     $   2,524     $   2,377     $   3,133   $    1,933
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    4.86%         4.58%         4.40%         4.20%         3.36%        5.80%
Total expenses                                           0.61% 4       0.61%         0.58%         0.58%         0.59%        0.83%
Expenses after payments and waivers and
reduction to custodian expenses                          0.61%         0.61%         0.58%         0.58%         0.59%        0.81%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    29% 5         74% 5         95% 5         84% 5         72%         121%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended February 28, 2007      0.61%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                           PURCHASE TRANSACTIONS     SALE TRANSACTIONS
      --------------------------------------------------------------------------------
      Six Months Ended February 28, 2007         $   757,945,130     $    826,065,267
      Year Ended August 31, 2006                   3,476,956,717        3,692,200,123
      Year Ended August 31, 2005                   5,959,020,148        6,246,681,163
      Year Ended August 31, 2004                   5,578,633,006        5,998,603,295

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     34 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1.SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer U.S. Government Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current income consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the


                     35 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of February 28, 2007, the Fund had purchased $58,624,908 of securities issued on a when-issued basis.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and


                     36 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------
may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of February 28, 2007, securities with an aggregate market value of $50,210, representing 0.01% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of February 28, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $17,461,632 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses


                     37 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of February 28, 2007, it is estimated that the Fund will utilize $1,462,653 of capital loss carryforward to offset realized capital gains. During the fiscal year ended August 31, 2006, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

As of August 31, 2006, the Fund had available for federal income tax purposes post-October losses of $6,382,650, straddle losses of $137,181 and unused capital loss carryforward as follows:

                             EXPIRING
                             --------------------------
                             2014           $12,404,454

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended February 28, 2007, the Fund's projected benefit obligations were increased by $20,841 and payments of $24,365 were made to retired trustees, resulting in an accumulated liability of $132,147 as of February 28, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.


                     38 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED FEBRUARY 28, 2007      YEAR ENDED AUGUST 31, 2006
                                       SHARES          AMOUNT         SHARES           AMOUNT
----------------------------------------------------------------------------------------------
CLASS A
Sold                                5,470,612   $  51,729,426     14,257,373   $  134,270,797
Dividends and/or
distributions reinvested            1,425,326      13,484,618      2,563,009       24,143,007
Redeemed                           (8,861,791)    (83,755,516)   (21,365,041)    (201,264,086)
                                   -----------------------------------------------------------
Net decrease                       (1,965,853)  $ (18,541,472)    (4,544,659)  $  (42,850,282)
                                   ===========================================================


                     39 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                              SIX MONTHS ENDED FEBRUARY 28, 2007       YEAR ENDED AUGUST 31, 2006
                                        SHARES            AMOUNT          SHARES           AMOUNT
--------------------------------------------------------------------------------------------------
CLASS B
Sold                                   837,523     $   7,902,297       2,176,199    $  20,461,713
Dividends and/or
distributions reinvested               308,483         2,913,509         630,332        5,934,004
Redeemed                            (3,167,831)      (29,918,524)     (7,999,351)     (75,354,930)
                                    --------------------------------------------------------------
Net decrease                        (2,021,825)    $ (19,102,718)     (5,192,820)   $ (48,959,213)
                                    ==============================================================

--------------------------------------------------------------------------------------------------
CLASS C

Sold                                   916,311     $   8,660,268       2,272,098    $  21,351,324
Dividends and/or
distributions reinvested               206,110         1,946,250         371,557        3,495,322
Redeemed                            (1,660,718)      (15,674,460)     (4,050,077)     (38,143,894)
                                    --------------------------------------------------------------
Net decrease                          (538,297)    $  (5,067,942)     (1,406,422)   $ (13,297,248)
                                    ==============================================================

--------------------------------------------------------------------------------------------------
CLASS N
Sold                                   742,116     $   7,009,836       1,467,459    $  13,821,685
Dividends and/or
distributions reinvested                92,665           876,309         166,474        1,567,918
Redeemed                              (942,653)       (8,915,539)     (1,714,094)     (16,152,960)
                                    --------------------------------------------------------------
Net decrease                          (107,872)    $  (1,029,394)        (80,161)   $    (763,357)
                                    ==============================================================

--------------------------------------------------------------------------------------------------
CLASS Y
Sold                                 1,961,780     $  18,593,192      10,762,543    $ 101,810,143
Dividends and/or
distributions reinvested                96,509           916,204          59,746          564,609
Redeemed                              (229,398)       (2,182,023)     (8,852,114)     (83,382,390)
                                    --------------------------------------------------------------
Net increase                         1,828,891     $  17,327,373       1,970,175    $  18,992,362
                                    ==============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the six months ended February 28, 2007, were as follows:

                                                       PURCHASES           SALES
               -----------------------------------------------------------------
               Investment securities               $ 189,939,881   $  98,050,118
               U.S. government and government
               agency obligations                    70, 484,147     126,937,660
               To Be Announced (TBA)
               mortgage-related securities           757,945,130     826,065,267

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:


                     40 | OPPENHEIMER U.S. GOVERNMENT TRUST

               FEE SCHEDULE
               ----------------------------------
               Up to $300 million          0.600%
               Next $100 million           0.570
               Next $400 million           0.550
               Next $1.2 billion           0.500
               Over $2 billion             0.475

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2007, the Fund paid $1,021,649 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2006 for Class B, Class C and Class N shares were $6,731,370, $2,953,620 and $712,678, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.


                     41 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                            CLASS A          CLASS B          CLASS C          CLASS N
                           CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                         FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                     SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
SIX MONTHS             RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
ENDED                  DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
------------------------------------------------------------------------------------------------------
February 28, 2007         $ 77,981          $ 3,430        $ 153,537          $ 5,179          $ 2,046
------------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective March 1, 2004, the Manager has voluntarily undertaken to limit the "Total expenses" for all classes of shares so that "Total expenses," as a percentage of average daily net assets will not exceed the following annual rates: 0.90% for the Class A shares; 1.65% for Class B and Class C shares, respectively; 1.15% for the Class N shares and 0.65% for the Class Y shares. During the six months ended February 28, 2007, the Manager reimbursed the Fund $448,715, $159,959, $91,203 and $54,493 for Class A, Class B, Class C and Class N shares, respectively. The Manager may modify or terminate that undertaking at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended February 28, 2007, OFS waived $14,320 for Class N shares. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended February 28, 2007, the Manager waived $66 for IMMF management fees.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures


                     42 | OPPENHEIMER U.S. GOVERNMENT TRUST
contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of February 28, 2007, the Fund had outstanding futures contracts as follows:

                                                                             UNREALIZED
                             EXPIRATION   NUMBER OF     VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION              DATES   CONTRACTS   FEBRUARY 28, 2007   (DEPRECIATION)
-----------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Treasury Nts., 5 yr.       6/29/07         355   $      37,613,359   $      101,641
U.S. Treasury Nts., 30 yr.      6/20/07       1,657         187,137,438        2,076,979
                                                                          ---------------
                                                                               2,178,620

CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.       6/29/07         663         135,883,922         (537,432)
U.S. Treasury Nts., 10 yr.      6/20/07         480          52,125,000         (490,921)
                                                                          ---------------
                                                                              (1,028,353)
                                                                          ---------------
                                                                              $1,150,267
                                                                          ===============

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of February 28, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


                     43 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of February 28, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of February 28, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                     44 | OPPENHEIMER U.S. GOVERNMENT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                     45 | OPPENHEIMER U.S. GOVERNMENT TRUST

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                     46 | OPPENHEIMER U.S. GOVERNMENT TRUST

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Angelo Manioudakis and the Manager's Core Fixed Income investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of all other retail front-end load and no-load general U.S. government funds advised by other investment advisers. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were better than its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other general U.S. government funds and other funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily limit the total annual operating expenses for all classes of shares so that total annual operating expenses, as a percentage of average daily net assets will not exceed 0.90% for Class A shares, 1.65% for Class B and Class C shares, 1.15% for Class N shares and 0.65% for Class Y shares. The Manager may modify or terminate that undertaking at any time without


                     47 | OPPENHEIMER U.S. GOVERNMENT TRUST

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

notice to shareholders. The Board noted that the Fund's actual management fees and total expenses are lower than its peer group median although its contractual management fees are higher than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                     48 | OPPENHEIMER U.S. GOVERNMENT TRUST



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 28, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)  (1) Not applicable to semiannual reports.

     (2) Exhibits attached hereto.

     (3) Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer U.S. Government Trust

By:   /s/John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: April 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: April 10, 2007

By:   /s/Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: April 10, 2007